Related party transactions - Additional Information (Detail)					12 Months Ended
	Jul. 16, 2018 $ / shares shares	May 31, 2018 USD ($)	Mar. 13, 2018 USD ($) $ / shares shares	Feb. 14, 2018 USD ($) Director shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Mar. 31, 2018 shares	Mar. 12, 2018
Related Party Transaction [Line Items]
Loans to affiliates					$ 0	$ 36,100,000
Amounts payable to related parties included in accounts payable and accrued liabilities					0	1,386,000
Gross proceeds from exercise of warrants					$ 250,000,000	0	$ 0
Class A Common Shares [Member] | Director [Member]
Related Party Transaction [Line Items]
Termination fee paid						$ 6,250,000
Termination fee paid, shares | shares						945,537
GCI [Member]
Related Party Transaction [Line Items]
Percentage of equity method investment									10.80%
Percentage of interest in acquired entity			89.20%
Amounts payable to related parties included in accounts payable and accrued liabilities						$ 1,385,500
GCI [Member] | Vessels [Member]
Related Party Transaction [Line Items]
Loans to affiliates						36,100,000
GCI [Member] | Vessels [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Receivable interest rate per annum					5.00%
GCI [Member] | Vessels [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Receivable interest rate per annum					6.00%
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due from related other parties included in accounts receivable					$ 255,000	$ 318,500
Fairfax Financial Holdings Limited [Member]
Related Party Transaction [Line Items]
Warrants outstanding | shares				38,461,539
Gross proceeds from exercise of warrants		$ 500,000,000
Fairfax Financial Holdings Limited [Member] | Class A Common Shares [Member]
Related Party Transaction [Line Items]
Warrants outstanding | shares	25,000,000
Warrants outstanding exercise price | $ / shares	$ 8.05
Warrants outstanding term	7 years
Fairfax Financial Holdings Limited [Member] | 2019 Warrants [Member] | Class A Common Shares [Member]
Related Party Transaction [Line Items]
Warrants outstanding | shares								38,461,539
Warrants outstanding exercise price | $ / shares			$ 6.50
Warrants outstanding exercised | shares			38,461,539
Fairfax Financial Holdings Limited [Member] | Senior Notes Due 2025 [Member]
Related Party Transaction [Line Items]
Face value of debt				$ 250,000,000
Interest bearing of aggregate principal amount				5.50%
Number of director rights to designated by investors | Director				2
Fairfax Financial Holdings Limited [Member] | Senior Notes Due 2026 [Member]
Related Party Transaction [Line Items]
Face value of debt			$ 250,000,000
Interest bearing of aggregate principal amount			5.50%